UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road Plainsboro, New Jersey 08536

Name and address of agent for service:	Mr. Christian Pittard Aberdeen Asset Management Inc. 1735 Market Street 37th Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	10/31/06

Date of reporting period:	4/30/06

Item 1 – Reports to Stockholders.

Invests primarily in Australian and Asian debt securities.

Semi-Annual Report

April 30, 2006

Letter to Shareholders

June 19, 2006

Dear Shareholder,

We present this Semi-Annual Report which covers the activities of Aberdeen Asia-Pacific Income Fund, Inc. (the “Fund”) for the six months ended April 30, 2006. The Fund’s investment objective is to seek current income. The Fund may also achieve incidental capital appreciation.

As used in this report, the term “total investments” does not include securities purchased with cash collateral received as a result of securities on loan.

Net Asset Value Performance

The Fund’s total return based on net asset value (“NAV”) was 5.8% over the six months ended April 30, 2006 and 9.4% per annum since inception, assuming the reinvestment of distributions.

Share Price Performance

The Fund’s share price increased by 4.7% over the six months, from $5.76 on October 31, 2005 to $6.03 on April 30, 2006. The Fund’s share price on April 30, 2006 represented a discount of 6.7% to the NAV per share of $6.46 on that date, compared with a discount of 8.9% to the NAV per share of $6.32 on October 31, 2005. At the date of this letter, the share price was $6.03 representing a discount of 3.7% to the NAV per share of $6.26.

Asia: 41.7% of Total Investments Invested in Asian Debt Securities

As of April 30, 2006, the Fund held 41.7% of its total investments in Asian debt securities (including New Zealand). Of the Fund’s total investments, 27.6% were held in U.S. dollar denominated bonds issued by foreign issuers, bringing the Fund’s total U.S. dollar exposure to 32.3%.

Credit Quality: 79.4% of Total Investments Rated or Deemed Equivalent to A or Better

The credit quality of the Fund’s total investments has been maintained. As of April 30, 2006, 79.4% of the portfolio was invested in securities where either the issue or the issuer was rated A or better, or judged by Aberdeen Asset Management Asia Limited (the “Investment Manager”) to be of equivalent quality.

Distributions

Distributions to common shareholders for the 12 months ended April 30, 2006 totaled 42 cents per share. Based on the share price of $6.03 on April 30, 2006, the distribution rate over the 12 months then ended was 7.0%. Since all distributions are paid after deducting applicable withholding taxes, the effective distribution rate may be higher for those U.S. investors who are able to claim a tax credit. On June 7, 2006, the Board of Directors authorized a monthly distribution of 3.5 cents per share, payable on July 14, 2006 to common shareholders of record as of June 30, 2006.

Aberdeen Asia-Pacific Income Fund, Inc.

Letter to Shareholders (continued)

The Board’s policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital. It is the Board’s intention that the monthly distribution of 3.5 cents per share be maintained for 12 months, beginning with the July 2006 distribution payment. This policy is subject to regular review at the Board’s quarterly meetings, unless market conditions require an earlier evaluation. The next review is scheduled to take place in September 2006.

Portfolio Holdings Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is part of the Fund’s quarterly reports to shareholders, which are available on the Fund’s website or upon request and without charge by calling Investor Relations toll-free at 1-800-522-5465.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2005, is available: (i) upon request and without charge by calling Investor Relations toll-free at 1-800-522-5465; and (ii) on the SEC’s website at http://www.sec.gov.

Investor Relations Information

For information about the Fund, daily updates of share price, NAV and details of distributions, please contact Aberdeen Asset Management Inc. by:

•	calling toll free on 1-800-522-5465 in the United States,

•	emailing InvestorRelations@aberdeen-asset.com, or

•	visiting the website at www.aberdeenfax.com.

For information about the Aberdeen Group, visit the Aberdeen website at www.aberdeen-asset.com.

Yours sincerely,

Martin Gilbert

President

All amounts are U.S. dollars unless otherwise stated.

Aberdeen Asia-Pacific Income Fund, Inc.

Your Board’s policy is to provide investors with a stable monthly distribution out of current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital.

The Fund is subject to U.S. corporate, tax and securities laws. Under U.S. tax accounting rules, the amount of distributable income for each fiscal period depends on the actual exchange rates during the entire year between the U.S. dollar and the currencies in which Fund assets are denominated and on the aggregate gains and losses realized by the Fund during the entire year.

Therefore, the exact amount of distributable income for each fiscal year can only be determined as of the end of the Fund’s fiscal year, October 31. However, under the U.S. Investment Company Act of 1940, the Fund may be required to indicate the sources of certain distributions to shareholders.

The Fund estimates that distributions for the fiscal year commencing November 1, 2005, including the distribution paid on June 16, 2006, are comprised entirely of net investment income.

This estimated distribution composition may vary from month to month because it may be materially impacted by future realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

In January 2007, a Form-1099 DIV will be sent to shareholders, which will state the amount and composition of distributions and provide information with respect to their appropriate tax treatment for the 2006 calendar year.

Aberdeen Asia-Pacific Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan

We invite you to participate in the Fund’s Dividend Reinvestment and Cash Purchase Plan (the “Plan”) which allows you to automatically reinvest your distributions in shares of the Fund’s common stock at favorable commission rates. Distributions made under the Plan are taxable to the same extent as are cash distributions. The Plan also enables you to make additional cash investments in shares of at least $100 per transaction, with a maximum of $10,000 per month, and an aggregate annual limit of $120,000. Under this arrangement, The Bank of New York (the “Plan Agent”) will purchase shares for you on the American Stock Exchange or otherwise on the open market on or before the investment date. The investment date is the 15th day of each month, but if such date is not a business day, the preceding business day.

As a participant in the Plan, you will benefit from:

Automatic reinvestment - the Plan Agent will automatically reinvest your distributions, allowing you to gradually grow your holdings in the Fund;

Lower costs - shares are purchased on your behalf under the Plan at low brokerage rates. Brokerage on share purchases is currently 2 cents per share;

Convenience - the Plan Agent will hold your shares in non-certificated form and will provide a detailed plan account statement of your holdings at the end of each month.

To request a brochure containing information on the Plan, together with an enrollment form, please contact the Plan Agent, The Bank of New York, Shareholder Relations Department, P.O. Box 11258, Church Street Station, New York, NY 10286 or call toll free on 1-800-432-8224.

Aberdeen Asia-Pacific Income Fund, Inc.

Report of the Investment Manager

Share Price Performance

On April 30, 2006, the Fund’s share price was $6.03, which represented a discount of 6.7% to the NAV per share of $6.46. As of June 19, 2006, the share price was $6.03, representing a discount of 3.7% to the NAV per share of $6.26.

Auction Market Preferred Stock (AMPS)

The Fund’s $600 million of AMPS continued to be well bid at the weekly auctions. The average interest rate paid was 4.33% over the six months ended April 30, 2006, compared with an interest rate of 4.43% for 30-day U.S. commercial paper over the same period. These rates were higher than for the preceding six month period. The key driver of the increase in the AMPS interest rate was a general rise in market interest rates following the U.S. Federal Reserve’s tightening of monetary policy on four occasions during the six months ended April 30, 2006 by a cumulative 1.0%.

Over the six months to April 30, 2006, the impact of the AMPS on the net asset value attributable to common shareholders has remained positive. The key to this has been the Fund’s ability to lock in fixed rates for 80% of the outstanding AMPS, pursuant to the interest swap agreement referred to on the following page, prior to the U.S. Federal Reserve commencing their current monetary policy tightening cycle. This has meant that the differential between the AMPS funding rates and the yields at which the Fund invests remained positive despite the rise in U.S. short-term interest rates.

These factors, in combination, produced a gain due to AMPS of 1.6% over the six months to April 30, 2006.

Aberdeen Asia-Pacific Income Fund, Inc.

Report of the Investment Manager (continued)

The Fund has entered into an interest rate swap agreement, based on an aggregate notional amount of $480,000,000, which represents 80% of the total AMPS outstanding. Under the terms of the agreement as currently in effect, the Fund receives a floating rate of interest (one month USD-LIBOR BBA rate) and pays fixed rates of interest for the terms and based upon the notional amounts set forth below:

Remaining Term as of April 30, 2006	Amount (in $ Million)	Fixed Rate Payable (%)
54 months	96	4.055
30 months	144	3.540
18 months	144	3.160
6 months	96	2.690

A significant risk associated with interest rate swaps is the risk that the counterparty may default or file for bankruptcy, in which case the Fund would bear the risk of loss of the amount expected to be received under the swap agreement. There can be no assurance that the Fund will have an interest rate swap in place at any given time nor can there be any assurance that, if an interest rate swap is in place, it will be successful in hedging the Fund’s interest rate risk with respect to the AMPS. The implementation of this strategy is at the discretion of the AMPS Hedging Committee of the Board of Directors.

Aberdeen Asia-Pacific Income Fund, Inc.

Report of the Investment Manager (continued)

PORTFOLIO COMPOSITION

Quality of Investments

As of April 30, 2006, 79.4% of the Fund’s total investments were invested in securities where either the issue or the issuer was rated “A” or better by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Fund’s portfolio as of April 30, 2006, compared with the previous six and twelve months:

	AAA/Aaa	AA/Aa	A	BBB/Baa	BB/Ba*	B*
Date	%	%	%	%	%	%
April 30, 2006	55.2	2.6	21.6	7.9	10.6	2.1
October 31, 2005	56.0	2.2	22.1	7.0	10.7	2.0
April 30, 2005	59.0	2.2	19.4	6.0	11.9	1.5

* Below investment grade

Geographic Composition

The table below shows the geographical composition (i.e., with U.S. dollar denominated bonds issued by foreign issuers allocated into country of issuance) of the Fund’s total investments as of April 30, 2006, compared with the previous six and twelve months:

	April 30, 2006	October 31, 2005	April 30, 2005
	%	%	%
Australia	43.8	46.8	48.2
Asia (including NZ)	41.7	41.5	40.1
United States	7.5	6.4	6.1
Canada*	0.4	0.4	0.3
Western Europe*	6.6	4.9	5.3
Total Portfolio	100.0	100.0	100.0

* Denominated in A$ and NZ$

Aberdeen Asia-Pacific Income Fund, Inc.

Report of the Investment Manager (continued)

Currency Composition

The table below shows the currency composition of the Fund’s total investments as of April 30, 2006, compared with the previous six and twelve months:

	Australian Dollar	Asian Currencies (including NZ dollar)	US Dollar*
Date	%	%	%
April 30, 2006	40.9	26.8	32.3
October 31, 2005	45.3	17.4	37.3
April 30, 2005	55.0	14.4	30.6

* Includes U.S. dollar denominated bonds issued by foreign issuers: 27.6% on April 30, 2006, 27.4% on October 31, 2005, 26.6% on April 30, 2005.

Maturity Composition

As of April 30, 2006, the average maturity of the Fund’s total investments was 7.0 years, compared with 7.4 years at October 31, 2005. The following table shows the maturity composition of the Fund’s investments as of April 30, 2006, compared with the previous six and twelve months:

	Under 3 Years	3 to 5 Years	5 to 10 Years	10 Years & Over
Date	%	%	%	%
April 30, 2006	33.3	20.8	32.1	13.8
October 31, 2005	31.4	19.1	36.2	13.3
April 30, 2005	34.1	20.6	31.7	13.6

Aberdeen Asia-Pacific Income Fund, Inc.

Summary of Key Rates

The following table summarizes the movements of key interest rates and currencies over the previous six and twelve month periods.

	April 30, 2006		October 31, 2005		April 30, 2005
Australia
90 day bank bills		5.82%		5.65%		5.71%
10 year bonds		5.70%		5.48%		5.34%
Australian Dollar		$0.76		$0.75		$0.78

Malaysia
90 day T-bills		2.98%		2.82%		2.45%
10 year bonds		4.50%		4.18%		4.61%
Malaysian Ringgit*	~~R~~	3.62	~~R~~	3.78	~~R~~	3.80

New Zealand
90 day bank bills		7.52%		7.39%		6.98%
10 year bonds		5.72%		5.95%		5.82%
New Zealand Dollar		$0.64		$0.70		$0.73

Philippines
90 day T-bills		5.03%		6.16%		6.56%
10 year bonds		7.13%		11.71%		11.83%
Philippines Peso*	(Peso)	51.77	(Peso)	54.89	(Peso)	54.16

Singapore
90 day T-bills		2.90%		2.33%		1.97%
10 year bonds		3.51%		3.03%		2.87%
Singapore Dollar*	S$	1.58	S$	1.70	S$	1.63

South Korea
90 day T-bills		4.24%		3.72%		3.38%
10 year bonds		5.25%		5.49%		4.59%
South Korean Won*	(Won)	943.20	(Won)	1040.20	(Won)	997.10

Thailand
90 day deposits		3.25%		1.75%		1.00%
10 year bonds		5.54%		6.51%		4.30%
Thai Baht*	~~B~~	37.57	~~B~~	40.80	~~B~~	39.46

US$ Bonds**
Hong Kong		5.43%		4.95%		4.35%
Malaysia		5.49%		4.95%		4.45%
Philippines		5.44%		5.70%		6.02%
South Korea		4.94%		4.34%		4.24%

* These currencies are quoted Asian currency per U.S. dollar. The Australian and New Zealand dollars are quoted U.S. dollars per currency.

** Sovereign issues.

Aberdeen Asset Management Asia Limited

June 2006

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited)

As of April 30, 2006

Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

LONG-TERM INVESTMENTS—119.5%
AUSTRALIA—56.7%
	Airservices Australia,
AUD 2,500	6.50%, 11/15/06	NR	AAA	$1,901,329
	ANZ Banking Corporation,
AUD 10,000	6.75%, 3/22/07(a)	A1	A+	7,627,963
AUD 6,500	6.50%, 5/21/09(a)	A1	A+	4,962,107
	Australia Postal Corporation,
AUD 22,000	6.00%, 3/25/09	NR	AAA	16,658,278
	BHP Finance Limited,
AUD 12,000	6.25%, 8/15/08	A1	A+	9,127,843
	CFS Gandel Retail Trust,
AUD 3,000	6.25%, 12/22/14	NR	A	2,205,044
	Commonwealth of Australia,
AUD 16,500	10.00%, 10/15/07	Aaa	AAA	13,270,546
AUD 40,000	8.75%, 8/15/08	Aaa	AAA	32,340,071
AUD 158,000	7.50%, 9/15/09	Aaa	AAA	126,536,544
AUD 39,500	5.75%, 6/15/11(c)	Aaa	AAA	30,060,442
AUD 88,000	6.50%, 5/15/13	Aaa	AAA	69,826,112
AUD 25,000	6.25%, 4/15/15	Aaa	AAA	19,684,398
AUD 47,200	6.00%, 2/15/17	Aaa	AAA	36,636,835
	Commonwealth Bank of Australia,
AUD 20,000	6.75%, 12/1/07	Aaa	AAA	15,374,594
AUD 1,000	6.65%, 2/24/09	Aa3	AA-	734,544
AUD 35,200	6.25%, 9/1/09	Aaa	AAA	26,980,657
	FGL Finance Australia,
AUD 5,500	6.25%, 3/17/10	Baa2	BBB	4,124,637
	GE Capital Australia Funding Pty,
AUD 10,000	6.75%, 9/15/07	Aaa	AAA	7,652,402
AUD 9,500	5.75%, 2/11/10	Aaa	AAA	7,079,351
AUD 27,700	6.00%, 8/17/12	Aaa	AAA	20,648,896
AUD 6,500	6.00%, 5/15/13	Aaa	AAA	4,840,437
	General Property Trust Management,
AUD 4,000	6.50%, 8/22/13	NR	BBB+	2,997,733
	HBOS Treasury Services plc,
NZD 2,000	7.625%, 2/3/09(a)	NR	AA	1,271,380
	HSBC Bank,
AUD 8,000	6.77%, 2/27/09	NR	NR	5,972,867
	ING Office Finance,
AUD 4,500	6.25%, 8/19/08	NR	NR	3,418,533
	Jem Bonds Limited,
AUD 10,000	9.00%, 7/15/06	NR	AAA	7,631,112
	Macquarie Bank Limited,
AUD 1,500	6.50%, 9/15/09(a)	A3	A-	1,142,194
	Melbourne Airport,
AUD 4,500	6.75%, 6/15/08	Aaa	AAA	3,448,310
	National Australia Bank,
NZD 4,000	7.3475%, 7/18/08(a)	Aa3	AA-	2,543,397

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2006

Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

LONG-TERM INVESTMENTS (continued)
	New South Wales Treasury Corp.,
AUD 9,000	12.60%, 5/1/06	NR	AAA	$6,828,735
AUD 50,000	8.00%, 3/1/08	Aaa	AAA	39,345,048
AUD 2,000	8.00%, 3/1/08	Aaa	AAA	1,573,844
AUD 26,000	7.00%, 12/1/10	Aaa	AAA	20,585,977
AUD 20,000	6.00%, 5/1/12	NR	AAA	15,205,120
	NRMA Insurance Ltd.,
AUD 13,000	6.35%, 11/27/07(a)	NR	AA-	9,879,629
	Publishing & Broadcasting Finance Limited,
AUD 6,700	6.15%, 7/4/15	NR	A-	4,912,245
	Queensland Treasury Corp.,
AUD 20,000	8.00%, 9/14/07	Aaa	AAA	15,620,830
AUD 10,000	5.50%, 5/14/10	NR	AAA	7,506,533
AUD 25,000	6.00%, 6/14/11	Aaa	AAA	19,132,086
AUD 50,000	6.00%, 8/14/13	Aaa	AAA	38,336,482
AUD 43,000	6.00%, 10/14/15	Aaa	AAA	32,914,628
AUD 17,000	6.00%, 6/14/21	Aaa	AAA	12,958,121
	Rabobank Nederland,
AUD 13,000	6.00%, 3/18/10	Aaa	AAA	9,801,814
	RWH Finance Pty Limited,
AUD 4,800	6.20%, 3/26/21	Aa2	NR	3,513,339
	Snowy Hydro Ltd.,
AUD 10,000	5.75%, 2/25/10	Aaa	AAA	7,442,335
	South Australian Financing Authority,
AUD 35,000	7.50%, 10/15/07	Aaa	AAA	27,181,193
	Southern Cross Airports Corp.,
AUD 15,500	6.02%, 10/11/07	Aaa	AAA	11,744,652
	SPI Australia Finance Pty Ltd.,
AUD 10,000	6.25%, 11/14/08	NR	A	7,577,225
	St. George Bank Limited,
AUD 5,000	6.00%, 9/25/07(a)	A3	A	3,784,075
USD 2,000	5.30%, 10/15/15(a)(b)	A3	A	1,904,212
	Tabcorp Investments No. 4,
AUD 12,400	6.50%, 10/13/11	NR	BBB+	9,386,746
	Telstra Corporation,
AUD 20,000	12.00%, 5/15/06	A2	A	15,203,693
AUD 21,500	7.25%, 11/15/12	A2	A	16,819,595
AUD 2,000	8.75%, 1/15/20	NR	NR	1,778,354
	Treasury Corp. of Victoria,
AUD 20,500	10.25%, 11/15/06	Aaa	AAA	15,939,327
AUD 25,000	7.50%, 8/15/08	Aaa	AAA	19,649,534
	Walker Finance Property Limited,
AUD 2,600	5.916%, 12/30/11	NR	NR	1,977,244
	Wesfarmers Limited,
AUD 6,000	6.25%, 8/27/07	NR	A-	4,555,040
AUD 5,000	6.00%, 3/30/09	NR	A-	3,756,142

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2006

Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

LONG-TERM INVESTMENTS (continued)
	Western Australia Treasury Corp.,
AUD 26,000	8.00%, 10/15/07	Aaa	AAA	$20,327,330
AUD 40,000	7.50%, 10/15/09	Aaa	AAA	31,870,466
AUD 10,000	7.00%, 4/15/11	Aaa	AAA	7,938,025
AUD 11,500	8.00%, 6/15/13	Aaa	AAA	9,742,977
AUD 18,000	8.00%, 7/15/17	Aaa	AAA	15,848,115
	Westpac Banking Corporation,
AUD 15,000	6.00%, 11/16/10(a)	A1	A+	11,258,081

				970,497,348

CANADA—0.5%
	Province of Manitoba,
NZD 1,500	6.375%, 9/1/15	Aa2	AA-	950,028
	Province of Ontario,
NZD 5,500	6.25%, 12/3/08	Aa2	AA	3,464,689
NZD 4,000	6.25%, 6/16/15	Aa2	AA	2,515,386
	Quebec Province,
NZD 1,500	6.75%, 11/9/15	A1	A+	960,832

				7,890,935

CHINA—1.2%
	Hopson Development Holdings Ltd.,
USD 3,100	8.125%, 11/9/12(b)	Ba1	BB+	3,193,681
	Panva Gas Holdings Ltd.,
USD 3,450	8.25%, 9/23/11	Ba1	BB+	3,624,756
	People’s Republic of China,
USD 10,000	9.00%, 1/15/96	A2	A-	12,099,920
	Xinao Gas Holdings Limited,
USD 2,300	7.375%, 8/5/12	Ba1	BB+	2,327,724

				21,246,081

FRANCE—0.6%
	Dexia Municipal Agency,
AUD 13,000	6.00%, 10/15/07	Aaa	AAA	9,865,070

GERMANY—1.9%
	DSL Bank AG,
AUD 15,000	6.25%, 11/15/06	Aaa	NR	11,392,903
	Helaba International Finance plc,
NZD 3,000	6.75%, 9/12/06	Aaa	AA	1,899,494
	Landwirtschaftliche Rentenbank,
AUD25,000	6.00%, 9/15/09	Aaa	AAA	18,934,641

				32,227,038

HONG KONG—4.7%
	CITIC Ka Wah Bank,
USD 4,100	7.625%, 7/5/06(a)(b)	Baa3	NR	4,113,161
USD 6,950	9.125%, 5/31/12(a)	Baa3	NR	7,773,221

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2006

Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

LONG-TERM INVESTMENTS (continued)
	Hutchison Whampoa Ltd.,
USD 5,500	5.45%, 11/24/10(b)	A3	A-	$5,425,360
USD 6,000	7.00%, 2/16/11(b)	A3	A-	6,277,278
USD 18,700	6.50%, 2/13/13(b)	A3	A-	19,109,399
USD 9,400	6.25%, 1/24/14(b)	A3	A-	9,479,562
USD 6,300	7.45%, 11/24/33(b)	A3	A-	6,783,958
	Kowloon Canton Ry Corporation,
USD 14,300	8.00%, 3/15/10	Aa3	AA-	15,486,228
	PCCW-HKTC Capital Limited,
USD 5,600	8.00%, 11/15/11(b)	Baa2	BBB	6,091,977

				80,540,144

INDIA—0.8%
	NTPC Ltd.,
USD 4,700	5.875%, 3/2/16	NR	BB+	4,475,649
	Reliance Industries Limited,
USD 7,250	10.25%, 1/15/97(b)	Baa2	BBB	9,260,352

				13,736,001

INDONESIA—2.8%
	Bank Danamon Indonesia,
USD 2,400	7.65%, 3/30/09(a)(b)	B2	B	2,432,644
	Bank Midiri Cayman,
USD 1,500	7.00%, 4/22/08(b)	B2	B	1,497,336
	Freeport-McMoran Copper & Gold, Inc.,
USD 5,250	10.125%, 2/1/10(d)	B1	B+	5,630,625
	Indonesian Satellite Corporation,
USD 2,750	7.75%, 11/5/08(b)(d)	Ba3	BB	2,818,750
	Medco Energi Internasional,
USD 5,825	8.75%, 5/22/10(b)	B2	B+	5,999,750
	MEI EURO Finance Ltd.,
USD 650	8.75%, 5/22/10(b)	B2	B+	668,227
	MGTI Finance Company Ltd.,
USD 4,000	8.375%, 9/15/10(b)	Ba3	B+	4,225,412
	PT Adaro Finance B.V.,
USD 3,500	8.50%, 12/8/10(b)	Ba3	B+	3,594,531
	PT Bank Mandiri Cayman,
USD 1,600	10.625%, 8/2/07(a)(b)	B3	B	1,663,526
	PT Bank Negara Indonesia,
USD 1,500	10.00%, 11/15/07(a)	B3	B-	1,566,975
	PT Bank Rakyat Indonesia,
USD 6,300	7.75%, 10/30/08(c)(d)	B3	NR	6,377,944
	PT Semen Cibinong Tbk.,
USD 2,869	3.66%, 8/13/10(a)(e)	NR	NR	2,754,658
	Republic of Indonesia,
USD 7,800	7.25%, 4/20/15(b)(c)	B2	B+	8,001,786

				47,232,164

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2006

Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

LONG-TERM INVESTMENTS (continued)
JAPAN—0.9%
	Mizuho Financial Group,
USD 1,600	5.79%, 4/15/14(b)	A2	A-	$1,582,274
	Sumitomo Mitsui Banking,
USD 5,400	8.15%, 8/1/08(d)	A2	NR	5,635,300
	UFJ Finance Aruba AEC,
USD 5,000	8.75%, 11/13/08(d)	A2	NR	5,306,500
USD 3,200	6.75%, 7/15/13	A2	A-	3,360,874

				15,884,948

MALAYSIA—6.3%
	Bumiputra Commerce Bank Berhad,
USD 5,500	5.125%, 10/16/08(a)	Baa1	BBB	5,402,503
	Hong Leong Bank Berhad,
USD 4,700	5.25%, 8/3/10(a)(c)	Baa2	BBB	4,534,178
	IOI Ventures,
USD 5,350	5.25%, 3/16/15	A3	BBB+	5,023,361
	Malaysia Government,
MYR 7,000	6.812%, 11/29/06	A3	A+	1,974,958
MYR 54,000	4.305%, 2/27/09	A3	NR	15,037,626
USD 7,990	7.50%, 7/15/11	A3	A-	8,653,777
MYR 6,500	3.833%, 9/28/11	A3	A+	1,747,450
MYR 26,900	3.702%, 2/25/13	A3	A+	7,148,030
MYR 12,000	5.094%, 4/30/14	A3	NR	3,466,290
MYR 6,500	4.72%, 9/30/15	A3	NR	1,830,168
	Petroliam Nasional Berhad,
USD 6,800	7.00%, 5/22/12(b)	A1	A-	7,230,658
USD 10,500	7.75%, 8/15/15(b)	A1	A-	11,934,647
USD 4,000	7.875%, 5/22/22(b)	A1	A-	4,657,636
	Public Bank Berhad,
USD 4,800	5.00%, 6/20/12(a)	Baa1	BBB+	4,501,997
USD 3,200	5.625%, 9/22/14(c)	Baa1	BBB+	3,170,886
	Telekom Malaysia,
USD 3,000	7.875%, 8/1/25(b)	A2	A-	3,479,565
	Tenaga Nasional Berhad,
USD 1,600	7.625%, 4/1/11(b)	Baa1	BBB	1,733,166
USD 14,000	7.50%, 1/15/96(b)	Baa1	BBB	14,007,140
	UMW Toyota Capital Sdn Bhd,
MYR 7,500	3.76%, 7/23/10	NR	NR	1,999,310

				107,533,346

NETHERLANDS—0.1%
	Nederlands Waterschapsbank,
NZD 2,500	6.50%, 10/17/08	Aaa	AAA	1,576,682

NEW ZEALAND—0.3%
	New Zealand Government,
NZD 4,000	7.00%, 7/15/09(c)	Aaa	AAA	2,619,075
NZD 4,500	6.00%, 4/15/15(c)	Aaa	AAA	2,898,816

				5,517,891

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2006

Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

LONG-TERM INVESTMENTS (continued)
PHILIPPINES—10.8%
	Bangko Sentral ng Pilipinas,
USD 4,000	8.60%, 6/15/27	B1	BB-	$4,320,000
	Globe Telecom,
USD 7,750	9.75%, 4/15/07(d)	Ba2	BB+	8,331,250
	Metropolitan Bank & Trust Company,
USD 2,400	8.50%, 11/20/07(a)(c)	B1	NR	2,445,670
USD 1,500	8.375%, 12/7/13	B1	B-	1,526,710
	National Power Corporation,
USD 7,000	8.40%, 12/15/16	NR	BB-	7,252,987
	Philippine Government,
PHP 40,000	15.25%, 8/9/06	B1	NR	784,884
PHP 372,800	18.00%, 11/26/08	B1	NR	8,514,554
PHP 95,000	13.00%, 4/25/12	B1	NR	1,989,138
PHP 133,000	11.875%, 5/29/23	B1	NR	2,579,298
	Philippine Long Distance Telephone Company,
USD 1,500	9.25%, 6/30/06	Ba2	BB+	1,522,500
USD 1,300	10.50%, 4/15/09	Ba2	BB+	1,446,250
USD 5,100	11.375%, 5/15/12	Ba2	BB+	6,234,750
USD 1,000	8.35%, 3/6/17	Ba2	BB+	1,090,000
	Republic of Philippines,
USD 3,000	7.50%, 9/11/07	B1	BB-	3,067,845
USD 9,100	8.875%, 4/15/08	B1	BB-	9,634,625
USD 12,000	8.375%, 3/12/09	B1	BB-	12,825,000
USD 14,000	9.875%, 3/16/10	B1	BB-	15,855,000
USD 24,000	8.375%, 2/15/11	B1	BB-	25,980,000
USD 1,000	8.25%, 1/15/14(c)	B1	BB-	1,083,750
USD 2,000	8.875%, 3/17/15	B1	BB-	2,260,000
USD 14,100	9.375%, 1/18/17	B1	BB-	16,408,875
USD 2,000	6.50%, 12/1/17(a)	B1	BB-	2,002,762
USD 16,050	9.875%, 1/15/19(c)	B1	BB-	19,300,125
USD 12,879	10.625%, 3/16/25(c)	B1	BB-	16,646,108
	SM Investors Corporation,
USD 4,450	8.00%, 10/16/07	NR	NR	4,560,961
	URC Philippines Ltd.,
USD 5,700	9.00%, 2/6/08(b)	B1	BB	5,893,378
USD 1,750	8.25%, 1/20/12	B1	BB	1,816,874

				185,373,294

SINGAPORE—5.7%
	DBS Bank,
USD 11,500	7.657%, 3/15/11(a)(b)	A1	NR	12,360,551
USD 5,000	7.125%, 5/15/11(b)	Aa3	A	5,306,695
	Flextronics International Ltd.,
USD 9,600	6.50%, 5/15/13(d)	Ba2	BB-	9,456,000
	Oversea-Chinese Banking Corporation,
SGD 3,200	5.00%, 9/6/11	A1	NR	2,115,575
USD 7,600	7.75%, 9/6/11(b)	A1	NR	8,280,238

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2006

Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

LONG-TERM INVESTMENTS (continued)
	Singapore Government,
SGD 10,000	4.00%, 3/1/07	Aaa	AAA	$6,378,686
SGD 25,700	1.50%, 4/1/08	Aaa	AAA	15,799,959
SGD 13,000	4.625%, 7/1/10	Aaa	AAA	8,684,339
SGD 9,500	3.625%, 7/1/14	Aaa	AAA	6,079,051
SGD 16,900	4.00%, 9/1/18	Aaa	AAA	11,166,758
	Singapore Telecommunications,
USD 2,600	6.375%, 12/1/11(b)	Aa2	A+	2,687,929
	SingTel Optus Finance Pty. Limited,
USD 5,800	8.00%, 6/22/10(b)	Aa3	A+	6,261,344
	Stats Chippac Ltd.,
USD 2,350	7.50%, 7/19/10	Ba2	BB	2,379,375

				96,956,500

SOUTH KOREA—12.3%
	Equus Cayman Finance Ltd.,
USD 7,800	5.50%, 9/12/08(b)	Baa3	BBB-	7,738,123
	Hana Funding, Ltd.,
USD 7,050	8.748%, 12/17/12(a)	NR	BBB	7,801,897
	Hyundai Motors Manufacturing,
USD 2,400	5.30%, 12/19/08(b)	Baa3	BBB-	2,368,673
	Industrial Bank of Korea,
USD 3,900	4.375%, 12/4/07	A3	A-	3,830,830
USD 2,300	3.50%, 6/11/08	A3	A-	2,204,778
	Kookmin Bank,
USD 4,700	4.625%, 12/10/07	A3	A-	4,640,339
	Koram Bank,
USD 1,550	4.68%, 6/18/08(a)	NR	NR	1,518,348
	Korea Development Bank,
USD 3,000	5.25%, 11/16/06	A3	A	3,001,437
USD 5,500	5.75%, 9/10/13	A3	A	5,493,345
	Korea Electric Power Corporation,
USD 3,300	7.75%, 4/1/13	A2	A	3,644,315
USD 10,000	7.00%, 2/1/27	A2	A	10,748,420
	Korea First Bank,
USD 3,950	7.267%, 3/3/14(a)(b)	NR	BBB	4,190,598
	Korea Highway Corporation,
USD 3,700	4.90%, 7/1/13(b)	A3	A	3,487,642
USD 850	5.125%, 5/20/15(b)	A3	A	798,082
	Korea Hydro & Nuclear Power,
USD 2,750	4.25%, 1/29/08	A2	A	2,686,084
	Korea South-East Power Co. Ltd.,
USD 3,900	4.75%, 6/26/13	A2	NR	3,640,701
	LG Telecom Ltd.,
USD 3,800	8.25%, 7/15/09(b)	Ba2	BB+	4,041,650
	National Agricultural Cooperative Federation,
USD 1,500	3.45%, 6/20/08	A3	A-	1,437,738

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2006

Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

LONG-TERM INVESTMENTS (continued)
	POSCO,
USD 4,000	7.125%, 11/1/06	A2	A-	$4,029,052
	Republic of South Korea,
USD 7,800	8.875%, 4/15/08	A3	A	8,380,133
	Shinhan Bank,
USD 1,600	6.25%, 9/8/08(a)	Baa2	BBB	1,619,062
USD 4,800	5.663%, 3/2/15(a)	Baa3	BBB	4,487,395
	SK Corporation,
USD 2,000	7.50%, 5/31/06	Ba1	NR	2,003,184
	South Korea National Debt,
KRW 30,000,000	5.64%, 10/17/06	A3	NR	31,956,330
KRW 9,800,000	6.15%, 7/10/07	A3	NR	10,560,009
KRW 10,000,000	3.50%, 12/10/09	A3	NR	10,131,966
KRW 10,000,000	4.00%, 6/10/10	A3	NR	10,241,995
KRW 16,674,000	6.91%, 7/18/11	A3	NR	19,181,941
KRW 10,000,000	4.25%, 9/10/14	A3	NR	10,030,640
	South Korea National Debt—Embarc,
USD 10,000	4.7963%, 10/11/07(f)	NR	NR	10,706,504
USD 2,900	4.8115%, 10/11/07(f)	NR	NR	3,104,886
USD 10,000	4.75%, 3/14/08(f)	NR	NR	10,528,821

				210,234,918

SPAIN—0.2%
	Instituto de Credito Oficial,
AUD 5,000	5.50%, 10/11/12	Aaa	AAA	3,680,783

SWEDEN—0.4%
	Kingdom of Sweden,
AUD 8,287	7.875%, 4/23/07	Aaa	AAA	6,410,145

SWITZERLAND—3.9%
	Eurofima,
AUD 8,170	9.875%, 1/17/07	Aaa	AAA	6,367,648
AUD 30,000	6.50%, 8/22/11	Aaa	AAA	23,218,929
AUD 30,000	6.00%, 1/28/14	Aaa	AAA	22,666,097
AUD 20,000	6.25%, 12/28/18	Aaa	AAA	15,439,148

				67,691,822

TAIWAN—0.5%
	Cathay United Bank Co. Ltd.,
USD 3,900	5.50%, 10/5/15(a)(b)	Baa1	A-	3,598,797
	Chinatrust Comm Bank HK,
USD 1,550	5.625%, 3/17/15(a)(b)	Baa1	BBB	1,445,208
	Wan Hai Lines S Pte Ltd.,
USD 4,750	5.50%, 6/29/15	Baa2	BBB	4,350,496

				9,394,501

THAILAND—5.1%
	Bangkok Bank Public Company,
USD 8,500	8.750%, 3/15/07(b)	Baa2	BBB	8,689,261
USD 14,000	9.025%, 3/15/29(b)	Baa3	BBB	16,701,889

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2006

Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

LONG-TERM INVESTMENTS (continued)
	Nestle (Thai) Ltd.,
THB 105,000	2.16%, 6/19/08	NR	AAA	$2,573,970
	PTT Public Company Limited,
USD 3,100	5.75%, 8/1/14(b)	A2	BBB+	3,085,830
	Thai Farmers Bank, PL,
USD 4,700	8.25%, 8/21/16(b)	Baa2	BBB-	5,276,102
	Thai Military Bank,
USD 1,100	7.75%, 5/3/16	Ba2	BB-	1,100,000
	Thai Oil Co. Ltd.,
USD 2,400	5.10%, 6/9/15	Baa1	BBB	2,196,490
	Thailand Government,
THB 44,000	8.00%, 12/8/06	Baa1	NR	1,190,731
THB 359,000	5.60%, 7/7/07	Baa1	NR	9,608,004
THB 130,000	8.50%, 12/8/08	Baa1	A	3,717,934
THB 77,000	5.375%, 11/30/11	Baa1	NR	2,048,128
THB 247,000	4.125%, 11/1/12	Baa1	NR	6,070,868
THB 160,000	5.00%, 12/3/14	Baa1	NR	4,127,353
THB 207,000	5.50%, 1/18/17	Baa1	NR	5,424,518
THB 50,000	3.875%, 3/7/18	Baa1	NR	1,116,515
THB 200,000	5.50%, 8/13/19	Baa1	NR	5,135,172
THB 91,000	5.125%, 11/8/22	Baa1	NR	2,154,612
	Total Access Communication Public,
USD 900	8.375%, 11/4/06(b)	Ba1	NR	912,547
USD 6,400	8.375%, 11/4/06(b)	Ba1	BB+	6,489,222
THB 24,000	5.80%, 10/30/09	NR	NR	627,603

				88,246,749

UNITED KINGDOM—0.1%
	Corsair Jersey No. 2,
AUD 2,700	6.50%, 3/20/13	NR	AA+	2,055,033

UNITED STATES—3.6%
	Bank of America Corp.,
AUD 7,000	6.50%, 9/15/09	Aa2	AA-	5,350,967
	Countrywide Financial Corporation,
AUD 9,500	6.25%, 12/16/10	A3	NR	7,109,351
	Federal National Mortgage Assoc.,
AUD 26,065	6.375%, 8/15/07	Aaa	NR	19,859,304
	General Electric Capital Corp.,
NZD 2,000	6.50%, 9/28/15	Aaa	AAA	1,251,328
	Goldman Sachs Group Inc.,
AUD 9,000	6.35%, 4/12/16	Aa3	A+	6,678,503
	Merrill Lynch & Co., Inc.,
AUD 10,000	6.085%, 10/6/10	Aa3	A+	7,507,967
USD 2,700	12.50%, 9/17/12(a)(g)	NR	NR	3,024,000
AUD 6,000	6.75%, 3/12/14	Aa3	A+	4,602,017
	Morgan Stanley,
NZD 2,000	6.86%, 9/6/12	Aa3	NR	1,266,260

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2006

Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)

LONG-TERM INVESTMENTS (continued)
	SLM Corp.,
NZD 1,500	6.50%, 6/15/10	A2	A	$947,473
	Wells Fargo & Co.,
AUD 5,000	5.75%, 7/12/10	Aa1	AA-	3,718,595

				61,315,765

VIETNAM—0.1%
	Socialist Republic of Vietnam,
USD 1,600	3.75%, 3/12/28(a)	NR	BB-	1,308,499

Total long-term investments (cost $1,826,021,878)				2,046,415,657

SHORT-TERM INVESTMENTS—11.5%
NEW ZEALAND—0.1%
	New Zealand Call Deposit,
NZD 2,449	2.25%, perpetual	NR	NR	1,557,232

UNITED STATES—11.4%
USD 111,770	Repurchase Agreement, State Street Bank and Trust Company,
	4.30% dated 4/28/06, due 5/1/06 in the amount of $111,770,000 (collateralized by $64,610,000 U.S. Treasury Bond, 3.875% due 5/15/09; value $63,876,612 and $35,640,000 U.S. Treasury Bond, 7.625% due 2/15/25; value $45,797,400 and $3,840,000 U.S. Treasury Bond, 6.125% due 11/15/27; value $4,337,153)			111,770,000

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2006

Shares	Description	Value (US$)

USD 83,767,417	State Street Navigator Prime Portfolio(h) (cost $83,767,417)	$83,767,417

		195,537,417

Total short-term investments (cost $197,163,939)		197,094,649

Total Investments—131.0% (cost $2,023,185,817)		2,243,510,306
Other assets in excess of liabilities—4.0%		68,786,619
Liquidation value of preferred stock—(35.0%)		(600,000,000)

Net Assets Applicable to Common Shareholders—100.0%		$1,712,296,925

NR—Not rated by Moody's and/or Standard & Poor's AUD—Australian dollar KRW—South Korean won MYR—Malaysian ringgit NZD—New Zealand dollar	PHP—Philippine peso SGD—Singapore dollar THB—Thailand baht USD—United States dollar

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at April 30, 2006.
(b)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate market value of these securities amounted to $251,473,052 or 14.7% of net assets applicable to common shareholders.
(c)	Security, or portion thereof, on loan, with an aggregate market value of $81,703,613. Cash collateral of $83,767,417 was received with which the Fund purchased securities.
(d)	The date presented for these instruments represents the next call date.
(e)	Illiquid security.
(f)	Value of security is dependent on the value of South Korean won and Korean Government securities.
(g)	Security is linked to the Philippine peso.
(h)	Represents security purchased with cash collateral received for securities on loan.

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
UBS AG	October 31, 2006	$96,000	2.6900%	1 month LIBOR	$1,294,656
UBS AG	October 31, 2007	144,000	3.1600%	1 month LIBOR	4,447,872
UBS AG	October 31, 2008	144,000	3.5400%	1 month LIBOR	5,843,232
UBS AG	October 31, 2010	96,000	4.0550%	1 month LIBOR	4,831,104

					$16,416,864

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of April 30, 2006

Futures Contracts

	Expiration	Contracts	Unrealized Appreciation/ (Depreciation)
Purchase contract:
Australian Treasury Bond 6%—3 year	June 2006	110	$(22,443)
Sale contracts:
Australian Treasury Bond 6%—10 year	June 2006	65	101,528
United States Treasury Note 6%—5 year	June 2006	175	161,383
United States Treasury Note 6%—10 year	June 2006	50	107,438
United States Treasury Bond 6%—30 year	June 2006	25	142,976

			$490,882

Foreign Forward Currency Exchange Contracts

Purchase/Sale	Amount Purchased	Amount Sold	Purchase Value as of April 30, 2006	Sale Value as of April 30, 2006	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
settlement date 5/11/06	USD 3,674,500	AUD5,000,000	$3,674,500	$3,792,894	$(118,394)
settlement date 5/15/06	USD34,000,000	AUD46,566,731	34,000,000	35,322,106	(1,322,106)
settlement date 5/15/06	USD10,000,000	AUD13,925,637	10,000,000	10,562,967	(562,967)
settlement date 5/15/06	USD10,000,000	AUD13,965,505	10,000,000	10,593,208	(593,208)
settlement date 6/27/06	USD59,000,000	AUD80,414,338	59,000,000	60,949,966	(1,949,966)
settlement date 7/27/06	USD60,000,000	AUD83,780,161	60,000,000	63,467,895	(3,467,895)
settlement date 8/28/06	USD61,000,000	AUD81,992,553	61,000,000	62,077,109	(1,077,109)
United States Dollar/New Zealand Dollar
settlement date 5/15/06	USD26,286,000	NZD39,000,000	26,286,000	24,769,406	1,516,594
Indonesian Rupiah/United States Dollar
settlement date 5/22/06	INR321,799,800	USD35,700,000	36,436,903	35,700,000	736,903
Japanese Yen/United States Dollar
settlement date 7/5/06	JPY2,646,661,100	USD22,700,000	23,412,798	22,700,000	712,798
Malaysian Ringgit/United States Dollar
settlement date 5/15/06	MYR42,262,000	USD11,300,000	11,665,742	11,300,000	365,742
settlement date 6/19/06	MYR63,390,600	USD17,200,000	17,523,559	17,200,000	323,559
Singapore Dollar/United States Dollar
settlement date 5/15/06	SGD19,236,360	USD11,400,000	12,172,495	11,400,000	772,495
settlement date 6//27/06	SGD19,486,800	USD12,000,000	12,353,903	12,000,000	353,903
settlement date 8/28/06	SGD67,557,805	USD42,700,000	42,955,786	42,700,000	255,786
South Korean Won/United States Dollar
settlement date 5/22/06	KRW9,738,000,000	USD10,000,000	10,332,315	10,000,000	332,315
settlement date 5/22/06	KRW9,738,000,000	USD10,000,000	10,332,315	10,000,000	332,315
settlement date 6/19/06	KRW24,629,550,000	USD25,300,000	26,151,433	25,300,000	851,433
settlement date 6/27/06	KRW17,461,800,000	USD18,000,000	18,544,325	18,000,000	544,325
settlement date 8/2/06	KRW21,031,130,000	USD22,300,000	22,351,374	22,300,000	51,374
settlement date 8/28/06	KRW17,149,296,000	USD18,300,000	18,243,587	18,300,000	(56,413)
Thai Baht/United States Dollar
settlement date 5/15/06	THB467,255,000	USD11,300,000	12,439,732	11,300,000	1,139,732

		Net USD Total	$538,876,767	$539,735,551	$(858,784)

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of April 30, 2006

Tax Cost of Investments

The United States federal income tax basis of the Fund's investments and net unrealized depreciation as of April 30, 2006 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Depreciation
$2,253,937,957	$51,829,787	$62,257,438	$10,427,651

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales, straddle losses deferred differing tax treatment for foreign currencies and recognition of discount and premium amortization.

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Assets and Liabilities (unaudited)

April 30, 2006

Assets
Investments, at value including $81,703,613 of securities on loan (cost $2,023,185,817)	$2,243,510,306
Foreign currency, at value (cost $106,666,941)	112,884,359
Cash	1,232
Cash at broker	5,786,996
Interest receivable	31,062,716
Net unrealized appreciation on interest rate swaps	16,416,864
Unrealized appreciation on forward currency contracts	8,289,274
Variation margin receivable for futures contracts	510,496
Prepaid expenses	69,626

Total assets	2,418,531,869

Liabilities
Collateral for securities on loan.	83,767,417
Dividends payable to common shareholders	9,277,577
Unrealized depreciation on forward currency contracts	9,148,058
Payable for securities purchased	1,100,000
Investment management fee payable	979,236
Dividends payable to preferred shareholders	676,605
Administration fee payable	170,565
Accrued expenses and other liabilities	1,115,486

Total liabilities	106,234,944

Preferred stock
$.01 par value per share and $25,000 liquidation value per share applicable to 24,000 shares; Note 5	600,000,000

Net Assets Applicable to Common Shareholders.	$1,712,296,925

Composition of Net Assets Applicable to Common Shareholders
Common stock (par value $.01 per share)	$2,650,737
Paid-in capital in excess of par	1,755,751,801
Distributions in excess of net investment income	(67,989,697)
Accumulated net realized loss on investments	(25,476,419)
Net unrealized appreciation on investments	6,324,168
Accumulated net realized foreign exchange losses	(195,949,022)
Net unrealized foreign exchange gains	236,985,357

Net Assets Applicable to Common Shareholders	$1,712,296,925

Net asset value per common share based on 265,073,644 shares issued and outstanding	$6.46

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Statement of Operations (unaudited)

For the Six Months Ended April 30, 2006

Net Investment Income
Income
Interest and discount earned (net of foreign withholding taxes of $2,676,471)	$63,122,115
Income from securities loaned, net	112,185

Total Income	63,234,300

Expenses
Investment management fee	5,936,970
Administration fee	1,032,929
Custodian’s fees and expenses	939,575
Auction agent’s fees and expenses	804,878
Legal fees and expenses	320,848
Insurance expense	302,335
Reports to shareholders and proxy solicitation	232,719
Directors’ fees and expenses	223,524
Transfer agent’s fees and expenses	86,586
Independent accountant’s fees and expenses	80,637
Investor relations fees and expenses	66,782
Miscellaneous	194,354

Total operating expenses	10,222,137

Net investment income	53,012,163

Realized and Unrealized Gains/(Losses) on Investments, Swaps, Futures and Foreign Currencies
Net realized gain on:
Investment transactions	4,649,428
Interest rate swaps	2,395,822
Futures contracts	1,667,139
Foreign currency transactions	38,486,048

47,198,437

Net change in unrealized appreciation/(depreciation) of:
Investments	(11,656,394)
Interest rate swaps	2,185,439
Futures contracts	(428,374)
Foreign currency translation	14,985,917

5,086,588

Net gain on investments, swaps, futures and foreign currencies	52,285,025

Net increase in total net assets resulting from operations	105,297,188

Dividends to Preferred Shareholders from Net Investment Income	(12,985,245)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$92,311,943

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Statements of Changes in Net Assets Applicable to Common Shareholders

	For the Six Months Ended April 30, 2006 (unaudited)	Year Ended October 31, 2005
Increase/(Decrease) in Net Assets Applicable to Common shareholders
Operations
Net investment income	$53,012,163	$107,706,115
Net realized gain on investment transactions, interest rate swaps, currency swaps and futures contracts	47,198,437	49,790,924
Net change in unrealized appreciation/(depreciation) on investments, swaps, futures, and foreign currency translation	5,086,588	(52,656,040)

Net increase in total net assets resulting from operations	105,297,188	104,840,999

Dividends to preferred shareholders from net investment income	(12,985,245)	(18,406,817)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	92,311,943	86,434,182

Distributions to common shareholders
From net investment income	(40,026,918)	(94,555,748)
In excess of net investment income	(15,638,620)	—
Tax return of capital	—	(16,775,312)

Net decrease in net assets applicable to common shareholders resulting from distributions	(55,665,538)	(111,331,060)

Common Stock Transactions
Reinvestment of dividends resulting in the issuance of 0 and 13,081 shares of common stock, respectively	—	88,558

Total increase/(decrease) in net assets applicable to common shareholders	36,646,405	(24,808,320)

Net Assets Applicable to Common Shareholders
Beginning of period	1,675,650,520	1,700,458,840

End of period (including distributions in excess of net investment income of ($67,989,697) and ($52,351,077), respectively)	$1,712,296,925	$1,675,650,520

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Financial Highlights

	For the Six Months Ended April 30, 2006 (unaudited)		For the Year Ended October 31,
			2005	2004
PER SHARE OPERATING PERFORMANCE(1):
Net asset value per common share, beginning of period	$6.32		$6.42	$6.10

Net investment income	0.20		0.41	0.36
Net realized and unrealized gains/(losses) on investments, swaps, futures and foreign currencies	0.20		(0.02)	0.41
Dividends to preferred shareholders:
From net investment income	(0.05)		(0.07)	(0.03)

Total from investment operations applicable to common shareholders	0.35		0.32	0.74

Distributions to common shareholders:
From net investment income	(0.15)		(0.36)	(0.37)
In excess of net investment income	(0.06)		—	—
Tax return of capital	—		(0.06)	(0.05)

Total distributions	(0.21)		(0.42)	(0.42)

Increase resulting from Fund share repurchase	—		—	—

Net asset value per common share, end of period	$6.46		$6.32	$6.42

Market value, end of period	$6.03		$5.76	$6.34

TOTAL INVESTMENT RETURN BASED ON(3):
Market value	8.34%		(2.93)%	12.58%
Net asset value	5.78%		5.18%	12.69%
RATIO TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS/SUPPLEMENTARY DATA(4):
Net assets applicable to common shareholders, end of period (000 omitted)	$1,712,297		$1,675,651	$1,700,459
Average net assets applicable to common shareholders (000 omitted)	1,688,298		1,749,085	1,654,712
Operating expenses(5)	1.22	%(6)	1.22%	1.30%
Net investment income	4.78	%(6)	5.11%	5.22%
Portfolio turnover	8%		16%	13%
Senior securities (preferred stock) outstanding (000 omitted)	$600,000		$600,000	$600,000
Asset coverage on preferred stock at period end	385%		379%	384%

(1)	Based upon average shares outstanding.
(2)	Less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of common stock on the first day and a sale on the last day of each period reported. Dividends and distributions if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(4)	Ratios calculated on the basis of income, expenses and preferred share dividends applicable to both the common and preferred shares relative to the average net assets of common shareholders. Expense ratios relative to average net assets of common and preferred shareholders are .90%, .91%, .96%, 1.03%, 1.03% and 1.03% respectively. Ratios of net investment income before preferred stock dividends to average net assets of common shareholders are 6.33%, 6.16%, 5.74%, 7.08%, 8.18% and 10.76%, respectively. Ratios to average net assets of preferred stock dividends are 1.55%, 1.05%, .52%, .57%, .97%, and 2.28% respectively.
(5)	Includes expenses of both preferred and common stock.
(6)	Annualized.

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Financial Highlights (concluded)

	For the Year Ended October 31,
	2003	2002	2001
PER SHARE OPERATING PERFORMANCE(1):
Net asset value per common share, beginning of period	$5.06	$4.65	$4.78

Net investment income	0.40	0.40	0.53
Net realized and unrealized gains/(losses) on investments, swaps, futures and foreign currencies	1.09	0.50	(0.01)
Dividends to preferred shareholders:
From net investment income	(0.03)	(0.05)	(0.11)

Total from investment operations applicable to common shareholders	1.46	0.85	0.41

Distributions to common shareholders:
From net investment income	(0.31)	(0.16)	(0.22)
In excess of net investment income	—	—	—
Tax return of capital	(0.11)	(0.28)	(0.32)

Total distributions	(0.42)	(0.44)	(0.54)

Increase resulting from Fund share repurchase	—	— (2)	—

Net asset value per common share, end of period	$6.10	$5.06	$4.65

Market value, end of period	$6.03	$4.25	$4.02

TOTAL INVESTMENT RETURN BASED ON(3):
Market value	53.64%	17.01%	18.74%
Net asset value	30.55%	19.65%	10.91%

RATIO TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS/SUPPLEMENTARY DATA(4):
Net assets applicable to common shareholders, end of period (000 omitted)	$1,613,979	$1,339,871	$1,241,841
Average net assets applicable to common shareholders (000 omitted)	1,496,312	1,280,112	1,299,044
Operating expenses(5)	1.45%	1.51%	1.51%
Net investment income	6.51%	7.21%	8.48%
Portfolio turnover	37%	36%	47%
Senior securities (preferred stock) outstanding (000 omitted)	$600,000	$600,000	$600,000
Asset coverage on preferred stock at period end	369%	326%	308%

(1)	Based upon average shares outstanding.
(2)	Less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of common stock on the first day and a sale on the last day of each period reported. Dividends and distributions if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(4)	Ratios calculated on the basis of income, expenses and preferred share dividends applicable to both the common and preferred shares relative to the average net assets of common shareholders. Expense ratios relative to average net assets of common and preferred shareholders are .90%, .91%, .96%, 1.03%, 1.03% and 1.03% respectively. Ratios of net investment income before preferred stock dividends to average net assets of common shareholders are 6.33%, 6.16%, 5.74%, 7.08%, 8.18% and 10.76%, respectively. Ratios to average net assets of preferred stock dividends are 1.55%, 1.05%, .52%, .57%, .97%, and 2.28% respectively.
(5)	Includes expenses of both preferred and common stock.
(6)	Annualized.

See Notes to Financial Statements.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited)

Aberdeen Asia-Pacific Income Fund, Inc. (the “Fund”) was incorporated in Maryland on March 14, 1986 as a closed-end, non-diversified management investment company. The Fund’s investment objective is to seek current income. The Fund may also achieve incidental capital appreciation. The Fund will seek to achieve its investment objective through investment in Australian and Asian debt securities. In order to comply with a rule adopted by the Securities and Exchange Commission under the Investment Company Act of 1940 regarding fund names, the Board of Directors has adopted an investment policy that, for as long as the name of the Fund remains Aberdeen Asia-Pacific Income Fund, Inc., it shall be the policy of the Fund normally to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, in Asian debt securities, Australian debt securities and New Zealand debt securities. This 80% investment policy is a non-fundamental policy of the Fund and may be changed by the Board of Directors upon 60 days prior written notice to shareholders. There can be no assurance that the Fund will achieve its objectives. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, country or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Basis of Presentation:

The financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States of America, using the United States dollar as both the functional and reporting currency. However, the Australian dollar is the functional currency for Federal tax purposes (see Taxes below).

Securities Valuation:

The Fund’s Board of Directors has adopted Pricing and Valuation Procedures (the “Procedures”) to be used in determining the value of the assets held by the Fund. In accordance with the Procedures, investments are stated at value. Investments for which market quotations are readily available are valued at the last trade price on the date of determination as obtained from a pricing source. If no such trade price is available, such investments are valued at the quoted bid price or the mean between the quoted bid and asked price on the date of determination as obtained from a pricing source.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are to be valued at fair value. As a general rule, whether or not the Fund is required to “fair value price” an asset is dependent on the ready availability of current market quotes or, even if readily available, the reliability of

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

such quotes. Any assets for which market quotations are not readily available or for which available prices are not reliable, shall be determined in a manner that most fairly reflects the asset’s (or group of assets) “fair value” (i.e., the amount that the Fund might reasonably expect to receive for the asset upon its current sale) on the valuation date, based on a consideration of all available information.

The Procedures provide that in certain instances, including without limitation, if there is a “stale price” for a portfolio security, in an emergency situation, or if a significant event occurs after the close of trading of a portfolio security, but before the calculation of the Fund’s net asset value, the security may be valued at its fair value.

Repurchase Agreements:

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian/counterparty segregates the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation:

Foreign currency amounts are translated into United States dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities—at the exchange rates at the end of the reporting period;

(ii)  purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at the end of the reporting period. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net realized foreign exchange gains/(losses) include realized foreign exchange gains/(losses) from sales and maturities of portfolio securities, sales of foreign currencies, currency gains/(losses) realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gains/(losses) include changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

Accumulated net realized and unrealized foreign exchange gains/(losses) shown in the composition of net assets represent foreign exchange gains/(losses) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

The exchange rate at April 30, 2006 was US$0.76 to A$1.00.

Securities Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are recorded on the accrual basis.

Derivative Financial Instruments:

The Fund is authorized to use derivatives to manage both currency and interest rate risk for global debt securities. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Interest Rate and Currency Swaps:

The Fund may engage in certain swap transactions in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return or to hedge the AMPS.

An interest rate swap is an agreement between two parties which involves the exchange of floating and fixed rate payments (an interest rate and currency swap involves the exchange of interest rate payments in another currency) for a specified period of time. Interest rate and currency swaps involve the accrual and exchange of payments between the parties. These payments are recorded as realized gain/(loss).

During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the fair market value of the swap. When the swap is terminated, the Fund will record a realized gain/(loss) equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The Fund is exposed to credit risk in the event of non-performance by the other party to the swap. However, the Fund does not anticipate non-performance by any counterparty.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

Foreign Forward Currency Exchange Contracts:

A forward currency contract involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The foreign currency contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These instruments may involve market risk and credit risk. These risks arise from unanticipated movements in the value of the foreign currency relative to the Australian dollar and from the potential inability of counterparties to meet the terms of their contracts.

Financial futures contracts:

A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Securities Lending:

The Fund’s investment policies permit the Fund to lend to banks and broker-dealers, portfolio securities with an aggregate market value of up to 15% of the Fund’s total assets, when it deems advisable. Pursuant to a securities lending agreement (“Agreement”) between the Fund and State Street Bank and Trust Company (“State Street”), any loans made under the Agreement must be secured by collateral (consisting of any combination of currency and securities issued or guaranteed by the U.S. Government or its agencies, or irrevocable letters of credit or other high-quality debt securities) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. An amendment to the Agreement provides that the cash collateral may be invested in State Street Navigator Prime Portfolio, an affiliate of State Street, and proceeds from this investment are divided 70% to the Fund and 30% to State Street.

The Agreement also provides that the Fund may terminate the loans at any time and demand the return of the securities, and that the Fund will continue to receive all interest, dividends and other distributions obtained on any of the loaned securities and will continue to have voting rights with respect to the securities.

If the Fund makes investments with cash collateral received for securities loaned, the Fund records the investments in the portfolio of investments and records a corresponding liability in the statement of assets and liabilities.

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

In the event the Fund lends its portfolio securities, the Fund may be exposed to counterparty risk, which may result in the delay in recovery of the loaned securities or possible loss of rights in the collateral should the borrower become insolvent. However, under the amendment to the Agreement, State Street will indemnify the Fund in the case of borrower default.

Distributions:

It is the Fund’s current policy to pay distributions from net investment income supplemented by net realized foreign exchange gains, net realized short-term capital gains and return of capital distributions if necessary, on a monthly basis. The Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are accrued on a daily basis and are determined as described in Note 5.

Income distributions and capital and currency gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currencies, loss deferrals and recognition of market discount and premium.

Taxes:

For federal income and excise tax purposes, substantially all of the Fund’s transactions are accounted for using the Australian dollar as the functional currency. Accordingly, only realized currency gains and losses resulting from the repatriation of Australian dollars into U.S. dollars and realized currency gains and losses on transactions in New Zealand dollars or Asian country currencies are recognized for U.S. tax purposes.

No provision has been made for United States of America Federal income taxes because it is the Fund’s policy to meet the requirements of the United States of America Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.

Use of Estimates:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

Aberdeen Asset Management Asia Limited (the “Investment Manager”) serves as investment manager to the Fund and Aberdeen Asset Management Limited (the “Investment Adviser”) serves as investment adviser to the Fund, pursuant to a management agreement and an advisory agreement, respectively. The Investment Adviser is an indirect wholly-owned subsidiary of the

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (continued)

Investment Manager, which is a direct wholly-owned subsidiary of Aberdeen Asset Management PLC.

The Investment Manager makes investment decisions on behalf of the Fund on the basis of recommendations and information furnished to it by the Investment Adviser, including the selection of and the placement of orders with brokers and dealers to execute portfolio transactions on behalf of the Fund.

The management agreement provides the Investment Manager with a fee, payable monthly, at the following annual rates: 0.65% of the Fund’s average weekly total net assets of common and preferred shareholders up to $200 million, 0.60% of such assets between $200 million and $500 million, 0.55% of such assets between $500 million and $900 million, 0.50% of such assets between $900 million and $1.75 billion and 0.45% of such assets in excess of $1.75 billion.

The Investment Manager pays fees to the Investment Adviser for its services rendered. The Investment Manager informed the Fund that it paid $1,375,837 to the Investment Adviser during the six months ended April 30, 2006.

Aberdeen Asset Management Inc., (“AAMI”) an affiliate of the Investment Manager and the Investment Adviser, is the Fund’s Administrator, pursuant to an agreement under which AAMI receives a fee at an annual rate of 0.12% of the Fund’s average weekly net assets of both common and preferred shareholders up to $900 million, 0.08% of such assets between $900 million and $1.75 billion and 0.06% of such assets in excess of $1.75 billion.

Under terms of an Investor Relations Services Agreement, AAMI serves as the Fund’s investor relations services provider. This agreement provides AAMI with a monthly retainer fee of $10,000 plus out-of-pocket expenses. During the six months ended April 30, 2006, the Fund incurred fees of $60,279 for the services of AAMI. Investor relations fees and expenses in the Statement of Operations include certain out-of-pocket expenses.

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six month period ended April 30, 2006 aggregated $163,756,771 and $168,451,178, respectively.

Note 4. Common Stock

There are 400 million shares of $0.01 par value common stock authorized. At April 30, 2006, there were 265,073,644 common shares issued and outstanding.

On March 1, 2001, the Board of Directors approved a stock repurchase program. The stock repurchase program allows the Fund to repurchase up to 10% of its outstanding common stock in the open market during any 12-month period, if and when the discount to NAV is

Aberdeen Asia-Pacific Income Fund, Inc.

Notes to Financial Statements (unaudited) (concluded)

at least 10%. For the six months ended April 30, 2006 and the year ended October 31, 2005, the Fund did not repurchase any shares through this program.

Note 5. Preferred Stock

The 24,000 shares of Auction Market Preferred Stock (“AMPS”) outstanding consist of nine series as follows: Series A—3,000 shares, Series B—3,000 shares, Series C—2,000 shares, Series D—4,000 shares, Series E—2,000 shares, Series F—2,000 shares, Series G—3,000 shares, Series H—2,500 shares and Series I—2,500 shares. The AMPS have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends whether or not declared. The AMPS have rights as set forth in the Fund’s Articles of Amendment and Restatement.

Dividends on each series of AMPS are cumulative at a rate typically reset every 28 days for Series A through D and every seven days for Series E through I based on the results of an auction. Dividend rates ranged from 3.70% to 4.91% during the period ended April 30, 2006. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding AMPS would be less than 200%.

The AMPS are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared. The AMPS are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends whether or not declared if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Charter are not satisfied.

The holders of AMPS have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class. However, holders of AMPS are also entitled to elect two of the Fund’s directors.

Note 6. Subsequent Events

Subsequent to April 30, 2006, the Fund declared a monthly distribution of 3.5 cents per share payable on June 16, 2006 and July 14, 2006 to common shareholders of record as of May 31, 2006 and June 30, 2006, respectively.

Subsequent to April 30, 2006, dividends and distributions declared and paid on Preferred Stock totaled $4,001,355 for the nine outstanding preferred share series in the aggregate through June 19, 2006.

Aberdeen Asia-Pacific Income Fund, Inc.

Supplemental Information (unaudited)

Results of Annual Meeting of Shareholders

The Annual Meeting of Shareholders was held on Thursday, March 9, 2006, at 1735 Market Street, Philadelphia, Pennsylvania. The description of each proposal and number of shares voted at the meeting are as follows:

(1)	To elect three directors to serve as Class III directors for a three-year term expiring in 2009:

	Votes For	Votes Withheld
David L. Elsum	221,929,173	4,073,258
Martin J. Gilbert	222,294,401	3,708,030
William J. Potter	222,071,050	3,931,381

(2)	To elect two directors to represent the interests of the holders of the preferred stock for the ensuing year:

	Votes For	Votes Withheld
Dr. Anton E. Schrafl	15,943	76
John T. Sheehy	15,943	76

Directors whose term of office continued beyond this meeting are as follows: Anthony E. Aaronson, P. Gerald Malone, Neville J. Miles, Peter Sacks, and Brian Sherman

Considerations in Approving Renewal of Management Agreement and Investment Advisory Agreement (collectively “Agreements”)

In December 2005, at an in-person meeting, the Board of Directors, including all of the directors who are not parties to the Agreements or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any such party (“Independent Directors”), considered and approved the renewal of the Agreements for an additional term of twelve months. At this meeting, the Directors reviewed an extensive report prepared by the Investment Manager and the Investment Adviser (collectively, the “Advisers”) in response to a request submitted by the Independent Directors’ independent legal counsel on behalf of such Directors, and discussed this report with representatives of the Advisers. The Independent Directors also consulted in executive session with counsel to the Independent Directors regarding the renewal of the Agreements. The Directors also considered the recommendation of the Contract Review Committee of the Board (the “Committee”), consisting solely of Independent Directors, that the Agreements be renewed, noting that the Committee had discussed, in executive session with independent counsel, the nature, extent and quality of the management and advisory services provided to the Fund by the Advisers, the level of the management and advisory fees, the costs of the services provided and the profits realized by the Advisers, the Fund’s expense ratio, its relative and absolute performance, any economies of scale with respect to the management of the Fund, any ancillary benefits received by the Advisers and their affiliates as a result of their relationship

Aberdeen Asia-Pacific Income Fund, Inc.

Supplemental Information (unaudited) (continued)

with the Fund, and various other matters included within the report of the Advisers. Given the fact that (i) all management fees payable by the Fund are payable only to the Investment Manager, and the Investment Manager pays a portion of those fees to the Investment Adviser, an affiliated entity which is under common ownership by Aberdeen Asset Management PLC, and (ii) the Investment Manager and the Investment Adviser use a team approach to the making of investment decisions, the Board of Directors did not separately consider the renewal of the Management Agreement and the Investment Advisory Agreement, but rather viewed the Investment Manager and the Investment Adviser as providers of a unified service. However, the Board was provided, and did consider, information as to the services provided by each of the Investment Manager and the Investment Adviser, the fees payable by the Fund to the Investment Manager and by the Investment Manager to the Investment Adviser and, as noted below, certain pro forma estimates as to the profitability of each in respect of their services to the Fund. The Board’s consideration of investment performance, expenses and economies of scale, as further discussed below, was focused at the Fund level without any separate attribution of those factors to the Investment Manager and the Investment Adviser given the impracticalities inherent in attempting any such attribution.

In approving (or, in the case of the Committee, recommending) the renewal of the Agreements, the Committee, the Independent Directors and the entire Board of Directors, concluded that:

•	The effective annual management fee rate paid by Fund to the Investment Manager for investment management services was within a reasonable range relative to the effective advisory fee rates of a comparison group consisting of an eight-fund category of closed-end global income funds compiled by Lipper Inc. at the request of the Fund (the “Peer Group”), including Aberdeen Global Income Fund, Inc., another U.S. closed-end fund managed by the Investment Manager (“FCO”) and was below the weighted average fee rate of six funds within the Peer group. The Board assumed that the Lipper compilation of funds represented a reasonably comparable group and that the compilation provided a reasonably reliable general indication of relative fees. Additionally, the Board noted that the Fund’s effective management fee rate of 0.673% contained in the Lipper data was higher than the annual fee rate of 0.57% paid to the Investment Manager by a non-U.S. fund listed on the Toronto Stock Exchange. However, that fund is not subject to the same investment restrictions or diversification requirements, and the Board determined that the absence of this additional complexity could justify a lower fee.

•	They were satisfied with the nature, quality and extent of services provided by the Advisers. In reaching this conclusion, the Committee, the Independent Directors and the Board reviewed, among other things, the Advisers’ investment experience, including the positive growth and development of their Far East operations as well as the Aberdeen Group’s global activities, especially in North America, the emerging markets and Australia. The Committee, the Independent Directors and the Board received information

Aberdeen Asia-Pacific Income Fund, Inc.

Supplemental Information (unaudited) (concluded)

regarding the Advisers’ compliance with applicable laws and SEC and other regulatory inquiries or audits of the Fund and the Advisers. The Committee also received and considered a report from the Chief Executive of Aberdeen Asset Management PLC in regard to, among other matters, the financial capacity of the Advisers’ parent company to support the services provided by its subsidiaries to the Fund and the strengthening of the parent company’s balance sheet during the last year. The Committee, the Independent Directors and the Board also considered the background and experience of the Advisers’ senior management and the qualifications, background and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management services for the Fund.

•	The Fund experienced slightly above-average investment performance, based on an analysis of total return as compared to the funds within the Peer Group (ranking fourth out of eight for the year ended October 31, 2005 and fourth out of eight for the year ended October 31, 2004). The Fund’s total return for the year ended October 31, 2005 (after deducting fees and expenses) was 3.6%, compared with 4.24% for the non-U.S. fund listed on the Toronto Stock Exchange, and 4.79% for a non-U.S. open ended fund managed by the Investment Adviser, which funds pursue similar but not identical strategies to the Fund. The Committee, the Independent Directors and the Board received and considered information regarding the Fund’s total return in U.S. dollar terms for each of the last five fiscal years on a gross and net basis and relative to the Fund’s benchmark, the Fund’s share performance and premium/discount information during the same period and the impact of foreign currency movements on the Fund’s performance in U.S. dollar terms. The Committee, the Independent Directors and the Board also received and reviewed information as to the Fund’s total return for each of the last five fiscal years as compared with the total returns of each of the funds included in the Peer Group, as well as with the two non-U.S. funds managed or advised by the Investment Manager or the Investment Adviser that pursue similar but not identical strategies. The Committee, the Independent Directors and the Board further reviewed the impact of the Fund’s preferred stock on the returns to shareholders, and information as to the Fund’s discount/premium ranking relative to the Peer Group for the one, two, five and seven year periods ended October 31, 2005.

•	The Fund’s expense ratio of 1.30% for the fiscal year ended October 31, 2004 was the highest compared to a subset of funds of relatively comparable asset size within the Peer Group. However, the Committee, the Independent Directors and the Board noted that the Lipper methodology excluded the Fund’s assets attributable to its preferred stock. After adjusting to add back such assets, the Fund’s ratio decreased, and the Committee, the Independent Directors and the Board believed such adjustments to be appropriate since total expenses included expenses related to the management of such assets.

•	Any potential economies of scale were being shared between the Fund and the Advisers in an appropriate manner. This determination was based on factors including that the Fund’s

Aberdeen Asia-Pacific Income Fund, Inc.

Supplemental Information (unaudited) (continued)

management fee schedule provided breakpoints at higher asset levels, and that profitability of the Investment Manager and the Investment Adviser were determined to be reasonable based upon the Board’s review of the Peer Group data and other information provided to the Board.

•	In light of the costs of providing investment management and advisory services to the Fund, the profits that the Advisers received, individually and on an aggregate basis (based on certain pro forma estimates), with respect to providing investment management and advisory services to the Fund were reasonable, and any ancillary benefits received by the Advisers and their affiliates as a result of their relationship with the Fund were reasonable.

As noted above, the Board reviewed detailed materials received from the Advisers as part of the renewal process. The Board also regularly reviews and assesses the quality of the services the Fund receives throughout the year. In this regard, the Board reviews reports of the Advisers at least in each of its regular quarterly meetings, which include, among other things, a portfolio review and Fund performance reports.

In considering the Agreements, the Committee, the Independent Directors and the Board did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the Fund’s surrounding circumstances. After considering the above-described factors and based on the deliberations and its evaluation of the information provided to it, the Committee, the Independent Directors and the Board concluded that approval of the renewal of the Agreements was in the best interest of the Fund and its shareholders. Accordingly, the Board, and the Independent Directors voting separately, unanimously approved the renewal of the Agreements.

Aberdeen Asia-Pacific Income Fund, Inc.

Directors

P. Gerald Malone, Chairman

Anthony E. Aaronson

David L. Elsum

Martin J. Gilbert

Neville J. Miles

William J. Potter

Peter D. Sacks

Anton E. Schrafl

John T. Sheehy

Brian M. Sherman

Officers

Martin J. Gilbert, President

Beverley Hendry, Vice President

Alison Briggs, Vice President

Derek Fulton, Vice President

Steve Ilott, Vice President

Annette Fraser, Vice President

James Capezzuto, Vice President - Compliance

Christian Pittard, Treasurer and Assistant Secretary

Alan Goodson, Secretary and Assistant Treasurer

Timothy Sullivan, Assistant Treasurer

Donald C. Burke, Assistant Treasurer

Andrea Melia, Assistant Treasurer

Sander M. Bieber, Assistant Secretary

The accompanying Financial Statements as of April 30, 2006 were not audited and accordingly, no opinion is expressed thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock in the open market.

Aberdeen Asia-Pacific Income Fund, Inc.

Corporate Information

Investment Manager	Aberdeen Asset Management Asia Limited 21 Church Street #01-01 Capital Square Two Singapore 049480

Investment Adviser	Aberdeen Asset Management Limited Level 6, 201 Kent Street Sydney, NSW 2000, Australia

Administrator	Aberdeen Asset Management Inc. 1735 Market Street, 37th Floor Philadelphia, PA 19103

Custodian	State Street Bank and Trust Company One Heritage Drive North Quincy, MA 02171

Transfer Agent	The Bank of New York Shareholder Relations Department P.O. Box 11258 Church Street Station New York, NY 10286 1-800-432-8224

Auction Agent	Deutsche Bank Trust Company Americas 280 Park Avenue, 9th Floor New York, NY 10018

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017

Legal Counsel	Dechert LLP 1775 I Street, N.W. Washington, DC 20006

Investor Relations	Aberdeen Asset Management Inc. Las Olas Plaza 300 S.E. 2nd Street Suite #820 Ft. Lauderdale, FL 33301 1-800-522-5465 InvestorRelations@aberdeen-asset.com

Aberdeen Asset Management Asia Limited

The common shares of Aberdeen Asia-Pacific Income Fund, Inc. are traded on the American Stock Exchange and on the NYSE Arca, Inc. (formerly known as the Pacific Stock Exchange) under the symbol “FAX”. Information about the Fund’s net asset value and market price is published weekly in Barron’s and in the Monday edition of The Wall Street Journal.

This report, including the financial information herein, is transmitted to the shareholders of Aberdeen Asia-Pacific Income Fund, Inc. for their general information only. It does not have regard to the specific investment objectives, financial situation and the particular needs of any specific person. Past performance is no guarantee of future returns.

Item 2	– Code of Ethics.

      Not required to be included in this filing.

Item 3	– Audit Committee Financial Expert.

      Not required to be included in this filing.

Item 4	– Principal Accountant Fees and Services.

      Not required to be included in this filing.

Item 5	– Audit Committee of Listed Registrants.

      Not required to be included in this filing.

Item 6	– Schedule of Investments.

     Included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

Item 7	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not required to be included in this filing.

Item 8	– Portfolio Managers of Closed-End Management Investment Companies.

      (a) Not applicable.

      (b) Not applicable.

Item 9	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs [1]	(d) Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs [1]
November 1 through November 30, 2005	0	0	0	26,507,364
December 1 through December 31, 2005	0	0	0	26,507,364
January 1 through January 31, 2006	0	0	0	26,507,364
February 1 through February 28, 2006	0	0	0	26,507,364
March 1 through March 31, 2006	0	0	0	26,507,364
April 1 through April 30, 2006	0	0	0	26,507,364
Total	0	0	0	—

[1]	The Registrant’s stock repurchase program was announced on March 19, 2001 and allows the Registrant to repurchase up to 10% of its outstanding shares of common stock, par value $.01 per share, on the open market during any 12 month period if and when the discount to net asset value is at least 10%.

Item 10	– Submission of Matters to a Vote of Security Holders.

       During the period ended April 30, 2006, there were no material changes to the policies by which stockholders may recommend nominees to the Fund’s Board.

Item 11	– Controls and Procedures.

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12	– Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Asia-Pacific Income Fund, Inc.

Date: June 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Asia-Pacific Income Fund, Inc.

Date: June 29, 2006

By:	/s/ Christian Pittard
Christian Pittard,
Treasurer of
Aberdeen Asia-Pacific Income Fund, Inc.

Date: June 29, 2006